Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Amendment Flag	false
Entity Central Index Key	0001590750
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Suite 103A
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(617)
Local Phone Number	272-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	VRDN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false